Accumulated other comprehensive loss (Details 1) - CAD	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), before tax opening balance	CAD (2,961,000,000)	CAD (2,040,000,000)	CAD (3,861,000,000)
Accumulated Other Comprehensive Income Loss Tax Opening balance	534,000,000	190,000,000	604,000,000
Accumulated other comprehensive loss - Opening Balance	(2,427,000,000)	(1,850,000,000)	(3,257,000,000)
Amounts Reclassified From Accumulated Other Comprehensive Income (Loss) [Abstract]
Amortization of gain on treasury lock - pre-tax	0	(1,000,000)	0
Other comprehensive income (loss) before income taxes	555,000,000	(921,000,000)	1,821,000,000
Other comprehensive income (loss) tax	105,000,000	344,000,000	(414,000,000)
Other comprehensive income (loss)	660,000,000	(577,000,000)	1,407,000,000
Accumulated other comprehensive income (loss), before tax closing balance	(2,406,000,000)	(2,961,000,000)	(2,040,000,000)
Accumulated Other Comprehensive Income Loss Tax Closing balance	639,000,000	534,000,000	190,000,000
Accumulated other comprehensive income (loss) - Closing	(1,767,000,000)	(2,427,000,000)	(1,850,000,000)
Foreign currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), before tax opening balance	(458,000,000)	(533,000,000)	(579,000,000)
Amounts Reclassified From Accumulated Other Comprehensive Income (Loss) [Abstract]
Other comprehensive income (loss) before income taxes	249,000,000	75,000,000	46,000,000
Accumulated other comprehensive income (loss), before tax closing balance	(209,000,000)	(458,000,000)	(533,000,000)
Accumulated Translation Adjustment On Net Investment In Foreign Operations [Member]
Other Comprehensive Income (Loss) Before Reclassifications [Abstract]
Unrealized Foreign Exchange Gain/(Loss) On Translation Of Net Investment In Foreign Operations - pre-tax	1,607,000,000	644,000,000	440,000,000
Unrealized Foreign Exchange Gain/(Loss) On Translation Of Net Investment In Foreign Operations - tax	0	4,000,000	7,000,000
Unrealized Foreign Exchange Gain/(Loss) On Translation Of Net Investment In Foreign Operations - net of tax	1,607,000,000	648,000,000	447,000,000
Accumulated Translation Adjustment On US Dollar Denominated Long Term Debt Designated As Hedge Of Net Investment In Us Subsidiaries [Member]
Other Comprehensive Income (Loss) Before Reclassifications [Abstract]
Unrealized Foreign Exchange Gain/(Loss) On Translation Of Net Investment In Foreign Operations - pre-tax	(1,358,000,000)	(569,000,000)	(394,000,000)
Unrealized Foreign Exchange Gain/(Loss) On Translation Of Net Investment In Foreign Operations - tax	181,000,000	73,000,000	52,000,000
Unrealized Foreign Exchange Gain/(Loss) On Translation Of Net Investment In Foreign Operations - net of tax	(1,177,000,000)	(496,000,000)	(342,000,000)
Pension and other postretirement benefit plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), before tax opening balance	(2,510,000,000)	(1,515,000,000)	(3,290,000,000)
Other Comprehensive Income (Loss) Before Reclassifications [Abstract]
Actuarial gain (loss) arising during the year - pre-tax	74,000,000	(1,120,000,000)	1,540,000,000
Actuarial gain (loss) arising during the year - tax	(18,000,000)	301,000,000	(411,000,000)
Actuarial gain (loss) arising during the year - net of tax	56,000,000	(819,000,000)	1,129,000,000
Prior service cost from plan amendment arising during the year - pre-tax	(1,000,000)	(4,000,000)	0
Prior service cost from plan amendment arising during the year - tax	0	1,000,000	0
Prior service cost from plan amendment arisiing during the year - net of tax	(1,000,000)	(3,000,000)	0
Amounts Reclassified From Accumulated Other Comprehensive Income (Loss) [Abstract]
Amortization of net actuarial loss - pre-tax	224,000,000	120,000,000	226,000,000
Amortization of net actuarial loss - tax	(56,000,000)	(32,000,000)	(60,000,000)
Amortization of net actuarial loss - net of tax	168,000,000	88,000,000	166,000,000
Amortization of prior service cost - pre-tax	5,000,000	6,000,000	5,000,000
Amortization of prior service cost - tax	(1,000,000)	(2,000,000)	(1,000,000)
Amortization of prior service cost - net of tax	4,000,000	4,000,000	4,000,000
Settlement loss - pre-tax	4,000,000	3,000,000	4,000,000
Settlement loss - tax	(1,000,000)	(1,000,000)	(1,000,000)
Settlement loss - net of tax	3,000,000	2,000,000	3,000,000
Other comprehensive income (loss) before income taxes	306,000,000	(995,000,000)	1,775,000,000
Accumulated other comprehensive income (loss), before tax closing balance	(2,204,000,000)	(2,510,000,000)	(1,515,000,000)
Derivative instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), before tax opening balance	7,000,000	8,000,000	8,000,000
Amounts Reclassified From Accumulated Other Comprehensive Income (Loss) [Abstract]
Amortization of gain on treasury lock - pre-tax		(1,000,000)
Amortization of gain on treasury lock - tax		0
Amortization of gain on treasury lock - net of tax		(1,000,000)
Other comprehensive income (loss) before income taxes	0	(1,000,000)	0
Accumulated other comprehensive income (loss), before tax closing balance	CAD 7,000,000	CAD 7,000,000	CAD 8,000,000